Note 15 - Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
11.	STOCK-BASED COMPENSATION

The following table summarizes stock-based compensation expense recorded in each financial statement line item in the Company’s condensed consolidated statements of operations and comprehensive loss for the three and six months ended June 30, 2024 and 2023 (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Cost of revenue	$—	$34	$—	$95
Research and development	499	1,530	1,708	3,808
Sales and marketing	3	674	185	2,042
General and administrative	1,238	1,872	2,861	4,678
Total stock-based compensation	$1,740	$4,110	$4,754	$10,623

The Company uses the Monte-Carlo simulation model to estimate the grant date fair value of awards with a market condition, which requires the input of subjective assumptions such as expected term, expected stock price volatility, risk-free interest rate and dividend yield as discussed below.

Expected Term—The expected term for awards with a market condition is the length of time from the grant date to the date the market condition expires.

Expected Volatility—Expected volatility is estimated using a combination of the average historical volatility of the Company's own stock and those of comparable companies’ stock at the time of the grant.

Risk-Free Interest Rate—The risk-free interest rates are based on US Treasury yields in effect at the grant date for notes with comparable terms as the awards.

Dividend Yield—The expected dividend-yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

There were no awards granted with a market condition during the six months ended June 30, 2024.

15.	STOCK-BASED COMPENSATION

The Company has five equity incentive plans, the 2014 US LADAR Inc. Equity Incentive Plan (the “2014 Plan”), the 2016 Stock Plan (the “2016 Plan”), the 2021 Equity Incentive Plan (the “Incentive Plan”), the 2022 Employee Stock Purchase Plan (the "ESPP"), and the 2023 CEO Inducement Grant Plan (the "CEO Plan"). On August 16, 2021, the Company’s 2014 Plan and 2016 Plan were terminated in connection with the closing of the business combination as defined in Note 1, but continue to govern the terms of outstanding equity awards that were granted prior to the termination of the plans.

2014 Plan and 2016 Plan

The 2014 and 2016 Plan provide for the grant of incentive stock options to employees only and non-statutory stock options and RSUs to employees, directors, and consultants of the Company. As of August 16, 2021, the Company no longer grants equity awards pursuant to the 2014 Plan or 2016 Plan, and as of December 31, 2023, 58,056 RSUs were granted.

Under the 2016 Plan, options to purchase common stock generally vest over four years with 25% vesting at the end of the first year and the rest vesting ratably over the next three years. RSUs generally vest 25% at the end of the first year with the remaining RSUs vesting ratably over the next three years or they vest ratably over the four years. Under the 2014 Plan, the vesting period for options to purchase common stock range from immediate to four years. Under each plan, the options expire ten years from the date of grant.

2021 Equity Incentive Plan

The Incentive Plan became effective immediately upon the closing of the business combination on August 16, 2021 and initially reserved 514,681 shares of common stock for issuance thereunder. The Incentive Plan includes an evergreen provision that provides for an annual increase in the number of shares of common stock available for issuance thereunder beginning on January 1, 2022 and ending on January 1, 2032, equal to 5% of the shares of the Company’s common stock outstanding on December 31, 2021 for the first year and by 3% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year for each year thereafter, or a lesser number of shares as determined by the Board of Directors. Since January 1, 2022, the Board of Directors have authorized the addition of 954,545 shares of common stock to be added to the Incentive Plan for issuance.

Under the Incentive plan, RSU’s vest depending on their vesting schedule. For newly hired employees, RSU’s generally vest 25% during the quarterly release date following the recipient’s one year anniversary of their start date. The remaining amounts generally vest quarterly over the next three years. For existing employees, these RSUs generally vest quarterly over three years. The fair value of the RSU is equal to the fair value of the Company’s common stock on the date of grant.

As of December 31, 2023, 1,264,338 RSUs were granted to certain individuals under the Incentive Plan.

2022 Employee Stock Purchase Plan

On May 10, 2022, the Company's stockholders approved the 2022 Employee Stock Purchase Plan (the "ESPP"), authorizing 66,666 shares of common stock to be reserved for issuance under the ESPP. The number of shares reserved and available for issuance under the ESPP shall be cumulatively increased by the 1% of the number of shares issued and outstanding on December 31 of the preceding calendar year for each year thereafter, or a lesser number of shares as determined by the Board of Directors. During 2023, the Board of Directors have authorized the addition of 54,366 shares of common stock to be added to the ESPP for issuance.

The ESPP provides an offering period of 24 months, with four purchase periods that are generally six months long and end on April 30 and October 31 of each year. The first purchase period to the Company's employees to purchase shares under the ESPP began on November 1, 2022. Each employee who is a participant in the ESPP may purchase shares by authorizing contributions at a minimum of 1% up to a maximum of 10% of his or her compensation for each pay period, to a maximum of $15 per purchase period and $25 per year, which will then be used to purchase shares on the last business day of the purchase period at a price equal to 85% of the fair market value of common stock on the offering date or the exercise date whichever is less.

During the year ended December 31, 2023, 64,773 shares were purchased under the ESPP. During the year ended December 31, 2022, no shares were purchased under the ESPP. As of December 31, 2023, the Company has withheld $58 of contributions from its employees within accrued expenses and other current liabilities on the consolidated balance sheets.

2023 CEO Inducement Grant Plan

The CEO Plan became effective on February 13, 2023 with 233,332 shares of common stock initially reserved for issuance.

In connection with the appointment of the Company's CEO on February 13, 2023, the Company granted 166,666 service-based RSUs and 66,666 market-based RSUs to the CEO. The service-based RSUs will vest over three years. The market-based RSUs would have vested quarterly over six (6) calendar quarters following the satisfaction of the market condition. The market condition would have been satisfied if the closing price of the Company's common stock, as reported by NASDAQ, met or exceeded $36.00 per share for any ten (10) consecutive trading days prior to March 1, 2024. As the market condition was not satisfied by March 1, 2024, the market-based RSUs were forfeited.

As of December 31, 2023, 233,332 RSUs were granted under the CEO Plan.

A summary of stock option activity related to the Plans as of December 31, 2023 is as follows:

	Outstanding Stock Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Aggregate Intrinsic Value
Balance at December 31, 2022	846,451	$14.94	6.45	$2,277
Granted	—	—
Exercised	(81,814)	5.57
Forfeited	(111,937)	18.78
Expired	(363,685)	18.77
Repurchased	—	—
Balance at December 31, 2023	289,015	$11.29	3.07	$—
Vested and expected to vest as of December 31, 2023	289,015	$11.29	3.07	$—
Vested and exercisable as of December 31, 2023	281,380	$11.09	2.97	$—

The aggregate intrinsic value is the difference between the current fair value of the underlying common stock and the exercise price for in-the-money stock options. The Company did not grant any options during the years ended December 31, 2023 and 2022.

The following table summarizes the RSU award activity under the Plans:

	Shares	Weighted Average Grant date Fair Value per Share
Unvested at December 31, 2022	425,703	$119.85
Granted	901,472	10.66
Forfeited	(344,061)	67.82
Vested	(330,661)	53.07
Unvested at December 31, 2023	652,453	$30.29

The total fair value of RSUs that vested during the year ended December 31, 2023 was $3,596.

Stock-Based Compensation Expense —The following table summarizes stock-based compensation expense recorded in each financial statement line item in the Company’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2023 and 2022 (in thousands):

	Twelve months ended December 31,
	2023	2022
Research and development	$6,821	$7,201
Sales and marketing	2,993	4,696
General and administrative	8,121	11,931
Cost of revenue	136	131
Total stock-based compensation	$18,071	$23,959

As of December 31, 2023, the Company had $362 of unrecognized compensation expense for related stock option grants. This cost is expected to be recognized over an estimated weighted average period of 0.79 years. The total unrecognized compensation expense for RSUs was $16,669 as of December 31, 2023 which is expected to be recognized over an estimated weighted average period of 1.93 years. The total unrecognized compensation expense for the ESPP was $458 as of December 31, 2023 which is expected to be recognized over an estimated weighted average period of 1.33 years.

The Company uses the Black-Scholes option-pricing model to estimate the grant-date fair value of ESPP purchase rights. The fair value of each of the four purchase periods is estimated separately. The Company uses the Monte-Carlo simulation model to estimate the grant date fair value of awards with a market condition. Both models require the input of subjective assumptions such as expected term, expected stock price volatility, risk-free interest rate and dividend yield as discussed below.

Expected Term—The expected term for ESPP is the length of time from the grant date to the date on which the stock is purchased by the employees. The expected term for awards with a market condition is the length of time from the grant date to the date the market condition expires.

Expected Volatility—Expected volatility is estimated using a combination of the average historical volatility of the Company's own stock and those of comparable companies’ stock at the time of the grant.

Risk-Free Interest Rate—The risk-free interest rates are based on US Treasury yields in effect at the grant date for notes with comparable terms as the awards.

Dividend Yield—The expected dividend-yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

The following table summarizes the range of valuation assumptions used in estimating the fair value of the ESPP during the period:

	Twelve months ended December 31, 2023
Expected term (years)	0.50	-	2.00
Expected volatility	107.3%	-	136.0%
Risk-free interest rate	4.1%	-	5.1%
Dividend yield		—%

The following table summarizes the valuation assumptions used in estimating the fair value of awards granted during the period with a market condition:

Twelve months ended December 31, 2023
Expected term (years)	1.05
Expected volatility	104.5%
Risk-free interest rate	4.8%
Dividend yield	—%